Exchangeable Notes (Details) - Exchangeable Notes Due 2026 $ / shares in Units, € in Millions	Mar. 02, 2021 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Mar. 02, 2021 USD ($) day $ / shares
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 1,500,000,000
Borrowings, interest rate						0.00%
Additional notional amount option | $						$ 200,000,000
Proceeds from borrowings | €	€ 1,223
Borrowing costs incurred | €	€ 18
Exchange rate						0.001941
Exchange price (in dollars per share) | $ / shares						$ 515.20
Trading days for redemption | day						40
Percent of share price maintained for 20 trading days during 30 day period						130.00%
Number of trading days share price maintained | day						20
Number of consecutive trading days in measurement period | day						30
Borrowings | €		€ 1,458		€ 1,539	€ 1,203
Principal amount of notes exchanged | $			$ 422,000